4. CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Cash Cash Equivalents And Short-Term Investments Tables
Cash, cash equivalents and short-term investments

	September 30, 2012	December 31, 2011
Cash at bank and in hand	$6,606,932	$10,579,061
Cash equivalent investments	—	3,933,137
Short-term investments	—	4,916,421
	$6,606,932	$19,428,619